Securities and other financial assets, net (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	$ 85,326	$ 69,130
Corporate debt [member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	19,906	11,463
Sovereign debts [Member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	65,420	57,667
BRAZIL | Corporate debt [member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	1,491	1,485
COLOMBIA | Sovereign debts [Member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	28,183	29,006
MEXICO | Corporate debt [member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	7,264	0
MEXICO | Sovereign debts [Member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	19,859	20,203
PANAMA | Corporate debt [member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	11,151	9,978
PANAMA | Sovereign debts [Member]
Fair value of financial assets reclassified out of fair value through profit or loss category into amortised cost or fair value through other comprehensive income category	$ 17,378	$ 8,458